Other non-financial assets - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Assets [Line Items]
Opening balance	$ 23,845	$ 25,196
Closing balance	59,819	23,845
Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	39,873	39,583
Additions	37,827	290
Additional and transfers	37,827	290
Disposals	(475)
Closing balance	77,225	39,873
Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	(16,028)	(14,387)
Additions	1,652	1,641
Additional and transfers	1,652	1,641
Disposals	274
Closing balance	(17,406)	(16,028)
Patents And Industrial Property [Member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	15,216	15,001
Additions	72	215
Additional and transfers	72	215
Disposals	0
Closing balance	15,288	15,216
Rights-of-use [member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	13,720	13,720
Additions	3,732	0
Additional and transfers	3,732	0
Disposals	(475)
Closing balance	16,977	13,720
Rights-of-use [member] | Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	(9,588)	(8,883)
Additions	980	705
Additional and transfers	980	705
Disposals	274
Closing balance	(10,294)	(9,588)
Software licenses | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	10,937	10,862
Additions	0	75
Additional and transfers	0	75
Disposals	0
Closing balance	10,937	10,937
Software licenses | Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	(6,440)	(5,504)
Additions	672	936
Additional and transfers	672	936
Disposals	0
Closing balance	(7,112)	(6,440)
Goodwill | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	0	0
Additions	34,023	0
Additional and transfers	34,023	0
Disposals	0
Closing balance	$ 34,023	$ 0